Property, Plant, and Equipment, at Cost (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property, Plant, And Equipment, At Cost

	December 31,
(in thousands)	2012	2011
Land	$42,713	$42,771
Land improvements	31,452	31,112
Leasehold improvements	1,148	1,333
Buildings	191,866	186,960
Machinery and equipment	772,256	748,051
Construction in progress	31,532	24,245
	$1,070,967	$1,034,472

Schedule Of Useful Lives Of Property, Plant, And Equipment
We depreciate the cost of property, plant, and equipment by the straight-line method and primarily over the following useful lives:

Land improvements	5 - 30 years
Buildings	10 - 50 years
Machinery and equipment	3 - 15 years